Fair Value of Financial Assets and Liabilities (Details) - Schedule of Assets and Liabilities Measured At Fair Value on a Recurrent Basis Using Unobserved Significant Entries (Level 3) - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Assets and Liabilities Measured At Fair Value on a Recurrent Basis Using Unobserved Significant Entries (Level 3) [Line Items]
Balance	$ 70,781,592
Balance	68,403,283	$ 70,781,592
Balance	65,439,097
Balance	63,044,328	65,439,097
Assets
Schedule of Assets and Liabilities Measured At Fair Value on a Recurrent Basis Using Unobserved Significant Entries (Level 3) [Line Items]
Balance	105,711	142,776	$ 102,426
Included in statements of income	(19)	(19)	139,848
Included in other comprehensive income	5,015	9,352	(99,498)
Purchases, issuances, and loans (net)	(35,802)	(46,398)	0
Level transfer	10,612	0	0
Balance	85,517	105,711	142,776
Total profits or losses included in comprehensive income that are attributable to change in unrealized profit (losses) related to assets or liabilities	(20,194)	(37,065)	40,350
Liabilities
Schedule of Assets and Liabilities Measured At Fair Value on a Recurrent Basis Using Unobserved Significant Entries (Level 3) [Line Items]
Balance	0	0	0
Included in statements of income	0	0	0
Included in other comprehensive income	0	0	0
Purchases, issuances, and loans (net)	2	0	0
Level transfer	1	0	0
Balance	3	0	0
Total profits or losses included in comprehensive income that are attributable to change in unrealized profit (losses) related to assets or liabilities	$ 3	$ 0	$ 0